New Accounting Pronouncements - Schedule of Unaudited Impact of Adoption of New Revenue Recognition Standard and Impact of ASU on Segment Reporting (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	$ 7,579	$ 6,525	$ 13,879	$ 11,815	[1]
Total Revenues	8,045	7,003	14,818	12,788	[1]
Operating profit		514		777
AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		6,655		12,039
Total Revenues		6,948		12,629
Operating profit		523		780
Industrial Activities [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	7,579	6,525	13,879	11,815
Total Revenues	7,602	6,554	13,929	11,880
Operating profit		389		532
Industrial Activities [Member] | AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		6,655		12,039
Total Revenues		6,684		12,104
Operating profit		481		700
Industrial Activities [Member] | Agricultural Equipment [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	3,312	2,766	5,891	5,006
Industrial Activities [Member] | Construction Equipment [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	799	650	1,481	1,152
Industrial Activities [Member] | Commercial Vehicles [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	2,889	2,598	5,384	4,723
Industrial Activities [Member] | Powertrain [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	1,218	1,136	2,404	2,137
Financial Services [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Revenues	498	502	1,000	1,014
Operating profit		125		245
Financial Services [Member] | AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		125		245
Due to ASU 2017-07 [Member] | Adjustment Due to Adoption of New Accounting Pronouncements [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		5		10
Due to ASU 2017-07 [Member] | Industrial Activities [Member] | Adjustment Due to Adoption of New Accounting Pronouncements [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		5		10
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Revenues		6,948		12,629
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		6,655		12,039
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member] | Financial Services [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Revenues		400		796
Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		(130)		(224)
Total Revenues		55		159
Operating profit		(14)		(13)
Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		(130)		(224)
Operating profit		(97)		(178)
Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member] | Financial Services [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Revenues		102		218
Operating Segments [Member] | Industrial Activities [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	7,579	6,525	13,879	11,815
Operating Segments [Member] | Industrial Activities [Member] | Agricultural Equipment [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	3,312	2,766	5,891	5,006
Operating profit		242		346
Operating Segments [Member] | Industrial Activities [Member] | Agricultural Equipment [Member] | AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		303		462
Operating Segments [Member] | Industrial Activities [Member] | Construction Equipment [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	799	650	1,481	1,152
Operating profit		7		(24)
Operating Segments [Member] | Industrial Activities [Member] | Construction Equipment [Member] | AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		17		(5)
Operating Segments [Member] | Industrial Activities [Member] | Commercial Vehicles [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	2,889	2,598	5,384	4,723
Operating profit		71		87
Operating Segments [Member] | Industrial Activities [Member] | Commercial Vehicles [Member] | AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		91		119
Operating Segments [Member] | Industrial Activities [Member] | Powertrain [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	1,218	1,136	2,404	2,137
Operating profit		97		171
Operating Segments [Member] | Industrial Activities [Member] | Powertrain [Member] | AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		98		172
Operating Segments [Member] | Financial Services [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Revenues	498	502	1,000	1,014
Operating Segments [Member] | Due to ASU 2017-07 [Member] | Industrial Activities [Member] | Agricultural Equipment [Member] | Adjustment Due to Adoption of New Accounting Pronouncements [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		4		8
Operating Segments [Member] | Due to ASU 2017-07 [Member] | Industrial Activities [Member] | Construction Equipment [Member] | Adjustment Due to Adoption of New Accounting Pronouncements [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		1		2
Operating Segments [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member] | Agricultural Equipment [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		2,893		5,239
Operating Segments [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member] | Construction Equipment [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		676		1,199
Operating Segments [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member] | Commercial Vehicles [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		2,575		4,666
Operating Segments [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member] | Powertrain [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		1,136		2,138
Operating Segments [Member] | Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member] | Agricultural Equipment [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		(127)		(233)
Operating profit		(65)		(124)
Operating Segments [Member] | Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member] | Construction Equipment [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		(26)		(47)
Operating profit		(11)		(21)
Operating Segments [Member] | Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member] | Commercial Vehicles [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		23		57
Operating profit		(20)		(32)
Operating Segments [Member] | Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member] | Powertrain [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities				(1)
Operating profit		(1)		(1)
Eliminations and other [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Revenues	(32)	(24)	(61)	(41)
Eliminations and other [Member] | Industrial Activities [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities	$ (639)	(625)	$ (1,281)	(1,203)
Operating profit		(28)		(48)
Eliminations and other [Member] | Industrial Activities [Member] | AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		(28)		(48)
Eliminations and other [Member] | Financial Services [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Revenues		(24)		(41)
Eliminations and other [Member] | Financial Services [Member] | AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating profit		(83)		(165)
Eliminations and other [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member] | Industrial Activities [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net sales of Industrial Activities		(625)		(1,203)
Eliminations and other [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member] | Financial Services [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Revenues		(107)		(206)
Eliminations and other [Member] | Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member] | Financial Services [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total Revenues		83		165
Operating profit		$ 83		$ 165

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).